UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-10053 and 811-10089

Name of Fund: BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond
              Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 06/01/2008 - 11/30/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Short-Term                                                   BLACKROCK
Bond Fund
OF BLACKROCK SHORT-TERM BOND SERIES, INC.

SEMI-ANNUAL REPORT
NOVEMBER 30, 2008  |  (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Financial Statements:
        Statement of Assets and Liabilities ..............................     7
        Statement of Operations ..........................................     8
        Statements of Changes in Net Assets ..............................     9
Fund Financial Highlights ................................................    10
Fund Notes to Financial Statements .......................................    15
Master Portfolio Information .............................................    19
Master Financial Statements:
        Schedule of Investments ..........................................    20
        Statement of Assets and Liabilities ..............................    25
        Statement of Operations ..........................................    26
        Statements of Changes in Net Assets ..............................    27
Master Financial Highlights ..............................................    28
Master Notes to Financial Statements .....................................    29
Disclosure of Investment Advisory Agreement and Subadvisory Agreement ....    34
Officers and Directors ...................................................    37
Additional Information ...................................................    37
Mutual Fund Family .......................................................    39


2            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

The present times may well be remembered as one of the most tumultuous periods in financial market history. Over the past year, the bursting of the housing bubble and the resultant credit crisis mushroomed into an all-out global financial market meltdown, featuring the collapse of storied financial firms, volatile swings in the world's financial markets and monumental government responses designed to rescue the beleaguered financial system.

The U.S. economy appeared relatively resilient through the first half of 2008, when rising food and energy prices stoked fears of inflation. The tenor changed dramatically in the second half, as inflation pressures subsided amid plummeting oil prices, but a uniform and rapid deterioration in key economic indicators darkened growth prospects. Just after the close of the reporting period, the National Bureau of Economic Research officially declared that the U.S. was in a recession, and that it had begun in December 2007. The Federal Reserve Board (the "Fed"), after slashing interest rates aggressively in the early months of the year, resumed that rate-cutting campaign in the fall, bringing the target federal funds rate to a record low range of between zero to 0.25% on December
16. More significant was the central bank's pledge that future policy moves to revive the global economy and financial markets would comprise primarily nontraditional and quantitative easing measures, such as capital injections, lending programs and government guarantees.

Against this backdrop, U.S. equity markets experienced intense volatility, with periods of downward pressure punctuated by sharp rebounds. Losses were significant and broad-based, though non-U.S. markets decelerated at a considerably faster pace than domestic equities -- a stark reversal of prior years' trends, when international stocks generally outpaced U.S. stocks.

Treasury issues also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) and outperformed other fixed income assets as investors retreated to the safest and most liquid investments. Amid spillover from historic events in the financial sector, municipals contended with fewer market participants, lack of liquidity, a challenging funding environment and a backlog of new-issue supply, all of which contributed to the sector's underperformance relative to its taxable counterparts. Similarly, economic turmoil and badly broken credit markets plagued the high yield sector, with the third quarter of 2008 marking one of the worst periods in history for the asset class.

In all, an investor flight to safety prevailed, as evidenced in the six- and 12-month returns of the major benchmark indexes:

Total Returns as of November 30, 2008                                                     6-month        12-month
=================================================================================================================
U.S. equities (S&P 500 Index)                                                             (35.20)%        (38.09)%
-----------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                              (36.26)         (37.46)
-----------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                         (44.92)         (47.79)
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury securities (Merrill Lynch 10-Year U.S. Treasury Index)                       11.62           12.69
-----------------------------------------------------------------------------------------------------------------
Taxable fixed income (Barclays Capital U.S. Aggregate Index*)                               0.24            1.74
-----------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Barclays Capital Municipal Bond Index*)                           (4.98)          (3.61)
-----------------------------------------------------------------------------------------------------------------
High yield bonds (Barclays Capital U.S. Corporate High-Yield 2% Issuer Capped Index*)     (31.73)         (30.49)
-----------------------------------------------------------------------------------------------------------------

*     Formerly a Lehman Brothers index.

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index. Through periods of market turbulence, as ever, BlackRock's full resources are dedicated to the management of our clients' assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund recently changed its fiscal year end to May 31. Through its investment in Short-Term Bond Master Portfolio (the "Portfolio"), the Fund underperformed the benchmark Merrill Lynch 1 - 3 Year Corporate and Government Index for the six-month period ended November 30, 2008.

      What factors influenced performance?

o During the six-month period, the Portfolio's overweight in high-quality spread assets, including asset-backed securities (ABS), mortgage-backed securities (MBS) and commercial mortgage-backed securities (CMBS), hindered performance relative to the benchmark. Overweight exposure to non-agency adjustable rate mortgages (ARMs) and CMBS was particularly detrimental.

o On the positive side, the Portfolio's yield curve positioning trade aided performance, as the yield curve steepened over the period. An underweight in investment-grade credit also proved beneficial, as spreads on corporate securities widened dramatically following the failure of Lehman Brothers. In addition, the Portfolio's overweight exposure to non-U.S. bonds in the U.K. and the Eurozone helped performance, as rates rallied on the back of interest rate cuts in these regions.

      Describe recent portfolio activity.

o We generally maintained the Portfolio's sector allocations during the six months. When spreads began to widen in June, we added agency pass-through paper, as it cheapened to levels previously seen in March. We sold corporate securities, taking profits, as we found superior value in other sectors. In July, we reduced the Portfolio's overweight allocation to non-agency MBS on opportunity and added to its fixed-rate agency MBS overweight.

o More recently, we sold short-dated credit card ABS on relative strength and purchased short-dated CMBS. We also purchased agency debentures (GSE debt), as spreads remain wide relative to U.S. Treasury securities. We also began to purchase pre-refunded municipal bonds, as we believe these securities offer attractive value relative to U.S. Treasuries.

      Describe Fund positioning at period-end.

o At period-end, we were underweight in U.S. Treasury and U.S. agency securities, and maintained an overweight in high-quality spread assets, preferring to buy and hold these securities that remain undervalued on a historical basis. Toward the end of the period, the U.S. Treasury's $20 billion capital infusion into Citigroup, Inc., coupled with the U.S. Federal Reserve's announcement to purchase MBS and provide term funding for non-residential ABS, afforded some stability. We believe that as the financial markets strengthen, spreads on these assets will gradually begin to recover.

o We are neutral in duration and have a yield curve flattening bias, as slowing growth and easing inflation has made the long end of the yield curve appear more attractive.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

                                                      Actual                                        Hypothetical 2
                                  -----------------------------------------------   -----------------------------------------------
                                    Beginning         Ending           Expenses      Beginning          Ending          Expenses
                                  Account Value     Account Value    Paid During    Account Value    Account Value     Paid During
                                  June 1, 2008    November 30, 2008  the Period 1   June 1, 2008    November 30, 2008  the Period 1
-----------------------------------------------------------------------------------------------------------------------------------
Institutional .................      $1,000          $   918.30       $   3.45        $1,000          $   1,021.40       $   3.64
Investor A ....................      $1,000          $   916.80       $   4.98        $1,000          $   1,019.80       $   5.25
Investor B ....................      $1,000          $   914.40       $   8.28        $1,000          $   1,016.35       $   8.72
Investor C ....................      $1,000          $   912.70       $   9.04        $1,000          $   1,015.55       $   9.52
Investor C1 ...................      $1,000          $   914.50       $   8.14        $1,000          $   1,016.50       $   8.57
Class R .......................      $1,000          $   915.80       $   6.90        $1,000          $   1,017.80       $   7.26
-----------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.72% for Institutional, 1.04% for Investor A, 1.73% for Investor B, 1.89% for Investor C, 1.70% for Investor C1 and 1.44% for Class R), multiplied by the average account value over the period, multiplied by 182/364 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the Fund and the Portfolio in which it invests.
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 364.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares and Investor A Shares compared to growth of an investment in the Merrill Lynch 1 - 3 Year Corporate & Government Index. Values are from November 1998 to November 2008.

                                                                   Merrill Lynch
                                                                      1 - 3 Year
                                                                       Corporate
                  Institutional             Investor A              & Government
                    Shares 1,2              Shares 1,2                   Index 3
11/98                   $10,000                 $9,700                  $10,000
11/99                   $10,286                 $9,953                  $10,347
11/00                   $11,053                $10,668                  $11,068
11/01                   $11,953                $11,500                  $12,169
11/02                   $12,364                $11,866                  $12,788
11/03                   $12,783                $12,239                  $13,190
11/04                   $13,016                $12,431                  $13,402
11/05                   $13,231                $12,616                  $13,618
11/06                   $13,833                $13,158                  $14,244
11/07                   $14,306                $13,564                  $15,189
11/08                   $13,227                $12,502                  $15,762

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests all of its assets in the Portfolio. The Portfolio invests in bonds of varying maturities with a portfolio duration of one to three years.
3 This unmanaged Index is comprised of investment grade corporate bonds and U.S. Government Agency and U.S. Treasury securities with a maturity ranging from one year to three years.


Performance Summary for the Period Ended November 30, 2008

                                                                                         Average Annual Total Returns 4
                                                                         -----------------------------------------------------------
                                                                                1 Year              5 Years            10 Years
                                                                         ------------------   ------------------  ------------------
                                          Standardized      6-Month      w/o sales  w/sales   w/o sales  w/sales  w/o sales  w/sales
                                         30-Day Yields   Total Returns    charge    charge     charge    charge    charge    charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional .........................       5.33%          (8.17)%      (7.54)%       --      0.69%        --     2.84%       --
Investor A ............................       4.88           (8.32)       (7.84)    (10.60)%    0.43      (0.18)%   2.57      2.26%
Investor B ............................       4.32           (8.56)       (8.39)    (11.94)    (0.25)     (0.60)    1.89      1.89
Investor C ............................       4.18           (8.73)       (8.70)     (9.59)    (0.41)     (0.41)    1.77      1.77
Investor C1 ...........................       4.34           (8.55)       (8.37)     (9.26)    (0.24)     (0.24)    1.89      1.89
Class R ...............................       4.61           (8.52)       (8.22)        --      0.11         --     2.36        --
Merrill Lynch 1 - 3 Corporate
  and Government Index ................         --            1.62         3.77         --      3.63         --     4.66        --
------------------------------------------------------------------------------------------------------------------------------------


4 Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       5

      About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 3% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.65% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor C Share fees.

o Investor C1 Shares are subject to a distribution fee of 0.65% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Class R Share fees.

      The performance results for Investor A, Investor B, Investor C1 and Institutional Shares depicted on page 5 are those of BlackRock Short-Term Bond Fund and, prior to October 6, 2000 (commencement of operations), share performance results are those of Institutional Shares of a predecessor fund (which have no distribution or service fees) restated to reflect each share class' fees.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges and redemption fees, and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on June 1, 2008 and held through November 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Statement of Assets and Liabilities               BlackRock Short-Term Bond Fund

November 30, 2008 (Unaudited)
====================================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments at value -- Short-Term Bond Master Portfolio (the "Portfolio") (cost -- $638,804,894) .............      $  561,083,505
Capital shares sold receivable ................................................................................             947,287
Prepaid expenses ..............................................................................................              12,251
Other assets ..................................................................................................             100,270
                                                                                                                     --------------
Total assets ..................................................................................................         562,143,313
                                                                                                                     --------------
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Income dividends payable ......................................................................................           1,832,865
Contribution payable to the Portfolio .........................................................................             947,287
Other affiliates payable ......................................................................................             317,229
Service and distribution fees payable .........................................................................             181,592
Administration fees payable ...................................................................................             118,243
Officer's and Directors' fees payable .........................................................................                 420
                                                                                                                     --------------
Total liabilities .............................................................................................           3,397,636
                                                                                                                     --------------
Net Assets ....................................................................................................      $  558,745,677
                                                                                                                     ==============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.01 par value, 100,000,000 shares authorized ..........................................      $      140,155
Investor A Shares, $0.01 par value, 100,000,000 shares authorized .............................................             314,144
Investor B Shares, $0.01 par value, 200,000,000 shares authorized .............................................              30,602
Investor C Shares, $0.01 par value, 100,000,000 shares authorized .............................................              60,665
Investor C1 Shares, $0.01 par value, 100,000,000 shares authorized ............................................              78,462
Class R Shares, $0.01 par value, 200,000,000 shares authorized ................................................               8,358
Paid-in capital in excess of par ..............................................................................         659,041,682
Undistributed net investment income ...........................................................................           2,077,464
Accumulated net realized loss allocated from the Portfolio ....................................................         (25,284,466)
Net unrealized appreciation/depreciation allocated from the Portfolio .........................................         (77,721,389)
                                                                                                                     --------------
Net Assets ....................................................................................................      $  558,745,677
                                                                                                                     ==============
====================================================================================================================================
Net Asset Value
------------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $123,960,756 and 14,015,490 shares outstanding ........................      $         8.84
                                                                                                                     ==============
Investor A -- Based on net assets of $277,705,597 and 31,414,423 shares outstanding ...........................      $         8.84
                                                                                                                     ==============
Investor B -- Based on net assets of $26,991,939 and 3,060,185 shares outstanding .............................      $         8.82
                                                                                                                     ==============
Investor C -- Based on net assets of $53,522,337 and 6,066,548 shares outstanding .............................      $         8.82
                                                                                                                     ==============
Investor C1 -- Based on net assets of $69,189,289 and 7,846,154 shares outstanding ............................      $         8.82
                                                                                                                     ==============
Class R -- Based on net assets of $7,375,759 and 835,796 shares outstanding ...................................      $         8.82
                                                                                                                     ==============

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       7

Statement of Operations                          BlackRock Short-Term Bond Fund

Six Months Ended November 30, 2008 (Unaudited)
====================================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from the Portfolio:
  Interest ................................................................................................            $ 15,513,661
  Income -- affiliated ....................................................................................                   1,832
  Expenses ................................................................................................                (888,086)
                                                                                                                       ------------
Total income ..............................................................................................              14,627,407
                                                                                                                       ------------
====================================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------------------------
Administration ............................................................................................                 794,582
Service -- Investor A .....................................................................................                 373,618
Service and distribution -- Investor B ....................................................................                 137,804
Service and distribution -- Investor C ....................................................................                 253,332
Service and distribution -- Investor C1 ...................................................................                 365,219
Service and distribution -- Class R .......................................................................                  19,172
Transfer agent -- Institutional ...........................................................................                 128,658
Transfer agent -- Investor A ..............................................................................                 332,546
Transfer agent -- Investor B ..............................................................................                  39,455
Transfer agent -- Investor C ..............................................................................                  82,410
Transfer agent -- Investor C1 .............................................................................                  93,633
Transfer agent -- Class R .................................................................................                  14,153
Printing ..................................................................................................                  53,819
Registration ..............................................................................................                  38,401
Professional ..............................................................................................                  20,172
Officer and Directors .....................................................................................                     446
Miscellaneous .............................................................................................                  10,376
                                                                                                                       ------------
Total expenses ............................................................................................               2,757,796
                                                                                                                       ------------
Net investment income .....................................................................................              11,869,611
                                                                                                                       ------------
====================================================================================================================================
Realized and Unrealized Loss Allocated from the Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Net realized loss from investments, futures and swaps, foreign currency,
  options written and TBA sale commitments ................................................................              (1,555,943)
Net change in unrealized appreciation/depreciation on investments, futures
  and swaps, foreign currency, options written and TBA sale commitments ...................................             (63,192,437)
                                                                                                                       ------------
Total realized and unrealized loss ........................................................................             (64,748,380)
                                                                                                                       ------------
Net Decrease in Net Assets Resulting from Operations ......................................................            $(52,878,769)
                                                                                                                       ============

See Notes to Financial Statements.


8            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Statements of Changes in Net Assets               BlackRock Short-Term Bond Fund

                                                                                        Six Months        Period
                                                                                          Ended           July 1,
                                                                                        November 30,      2007 to       Year Ended
                                                                                           2008           May 31,        June 30,
Increase (Decrease) in Net Assets:                                                      (Unaudited)        2008            2007
====================================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ..............................................................  $  11,869,611   $  25,312,646   $  25,375,834
Net realized loss ..................................................................     (1,555,943)     (1,371,193)     (7,047,013)
Net change in unrealized appreciation/depreciation .................................    (63,192,437)    (10,189,278)      9,238,509
                                                                                      ---------------------------------------------
Net increase (decrease) in net assets resulting from operations ....................    (52,878,769)     13,752,175      27,567,330
                                                                                      ---------------------------------------------
====================================================================================================================================
Dividends to Shareholders From
------------------------------------------------------------------------------------------------------------------------------------
Net investment income:
  Institutional ....................................................................     (3,245,883)     (7,553,783)     (8,402,051)
  Investor A .......................................................................     (5,389,729)    (11,045,183)    (10,962,922)
  Investor B .......................................................................       (446,404)     (1,113,358)     (1,626,913)
  Investor C .......................................................................       (709,013)       (935,644)       (278,138)
  Investor C1 ......................................................................     (1,190,953)     (3,003,227)     (4,176,074)
  Class R ..........................................................................       (123,613)       (280,350)       (261,107)
                                                                                      ---------------------------------------------
Decrease in net assets resulting from dividends to shareholders ....................    (11,105,595)    (23,931,545)    (25,707,205)
                                                                                      ---------------------------------------------
====================================================================================================================================
Capital Share Transactions
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital share transactions ......    (59,661,893)     18,663,131      (5,691,836)
                                                                                      ---------------------------------------------
====================================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ............................................   (123,646,257)      8,483,761      (3,831,711)
Beginning of period ................................................................    682,391,934     673,908,173     677,739,884
                                                                                      ---------------------------------------------
End of period ......................................................................  $ 558,745,677   $ 682,391,934   $ 673,908,173
                                                                                      =============================================
End of period undistributed (distributions in excess of) net investment income .....  $   2,077,464   $   1,313,448   $     (19,940)
                                                                                      =============================================

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       9

Financial Highlights                              BlackRock Short-Term Bond Fund

                                                                               Institutional
                                            ----------------------------------------------------------------------------------------
                                            Six Months     Period
                                               Ended       July 1,
                                            November 30,   2007 to                        Year Ended June 30,
                                               2008        May 31,   ---------------------------------------------------------------
                                            (Unaudited)     2008        2007         2006         2005         2004        2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ..........................       $   9.82    $   9.97    $   9.94    $   10.10    $   10.16    $   10.39    $   10.17
                                             ---------------------------------------------------------------------------------------
Net investment income 1 ..............           0.20        0.40        0.42         0.36         0.30         0.31         0.31
Net realized and unrealized
  gain (loss) ........................          (0.99)      (0.17)       0.03        (0.15)       (0.06)       (0.23)        0.25
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations ..............          (0.79)       0.23        0.45         0.21         0.24         0.08         0.56
                                             ---------------------------------------------------------------------------------------
Dividends from net investment income .          (0.19)      (0.38)      (0.42)       (0.37)       (0.30)       (0.31)       (0.34)
                                             =======================================================================================
Net asset value, end of period .......       $   8.84    $   9.82    $   9.97    $    9.94    $   10.10    $   10.16    $   10.39
                                             =======================================================================================
====================================================================================================================================
Total Investment Return 2
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............          (8.17)% 3    2.36% 3     4.59%        2.11%        2.39%        0.81%        5.61%
                                             =======================================================================================
====================================================================================================================================
Ratios to Average Net Assets 4
------------------------------------------------------------------------------------------------------------------------------------
Total expenses, excluding
  reorganization expenses ............           0.72% 5     0.72% 5     0.72%        0.67%        0.69%        0.65%        0.70%
                                             =======================================================================================
Total expenses .......................           0.72% 5     0.72% 5     0.72%        0.67%        0.69%        0.65%        0.75%
                                             =======================================================================================
Net investment income ................           4.13% 5     4.40% 5     4.16%        3.61%        2.93%        3.00%        3.29%
                                             =======================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......       $123,961    $184,616    $200,542     $203,377     $208,777     $240,749     $182,654
                                             =======================================================================================
Portfolio turnover of the Portfolio ..            144% 6      230% 7      108%          80%          75%         107%         198%
                                             =======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of any sales charges.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.
6 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 104%.
7 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.


10            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Financial Highlights (continued)                  BlackRock Short-Term Bond Fund


                                                                                    Investor A
                                            ----------------------------------------------------------------------------------------
                                            Six Months     Period
                                               Ended       July 1,
                                            November 30,   2007 to                        Year Ended June 30,
                                               2008        May 31,   ---------------------------------------------------------------
                                            (Unaudited)     2008        2007         2006         2005         2004        2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ..........................       $   9.82    $   9.96    $   9.94    $   10.10    $   10.16    $   10.38    $   10.16
                                             ---------------------------------------------------------------------------------------
Net investment income 1 ..............           0.18        0.38        0.39         0.34         0.27         0.29         0.31
Net realized and unrealized
  gain (loss) ........................          (0.99)      (0.17)       0.02        (0.16)       (0.05)       (0.22)        0.23
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations ..............          (0.81)       0.21        0.41         0.18         0.22         0.07         0.54
                                             ---------------------------------------------------------------------------------------
Dividends from net
  investment income ..................          (0.17)      (0.35)      (0.39)       (0.34)       (0.28)       (0.29)       (0.32)
                                             ---------------------------------------------------------------------------------------
Net asset value, end of period .......       $   8.84    $   9.82    $   9.96    $    9.94    $   10.10    $   10.16    $   10.38
                                             =======================================================================================
====================================================================================================================================
Total Investment Return 2
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............          (8.32)% 3    2.16% 3     4.20%        1.84%        2.14%        0.66%        5.36%
                                             =======================================================================================
====================================================================================================================================
Ratios to Average Net Assets 4
------------------------------------------------------------------------------------------------------------------------------------
Total expenses, excluding
  reorganization expenses ............           1.04% 5     1.04% 5     1.00%        0.91%        0.93%        0.89%        0.95%
                                             =======================================================================================
Total expenses .......................           1.04% 5     1.04% 5     1.00%        0.91%        0.93%        0.89%        1.00%
                                             =======================================================================================
Net investment income ................           3.85% 5     4.09% 5     3.88%        3.37%        2.69%        2.78%        3.03%
                                             =======================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......       $277,706    $320,418    $286,396     $267,411     $235,886     $125,950     $152,780
                                             =======================================================================================
Portfolio turnover of the Portfolio ..            144% 6      230% 7      108%          80%          75%         107%         198%
                                             =======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.
6 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 104%.
7 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       11

Financial Highlights (continued)                  BlackRock Short-Term Bond Fund


                                                                                    Investor B
                                            ----------------------------------------------------------------------------------------
                                            Six Months     Period
                                               Ended       July 1,
                                            November 30,   2007 to                        Year Ended June 30,
                                               2008        May 31,   ---------------------------------------------------------------
                                            (Unaudited)     2008        2007         2006         2005         2004        2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ..........................       $   9.79    $   9.94    $   9.91    $   10.08    $   10.14    $   10.37    $   10.14
                                             ---------------------------------------------------------------------------------------
Net investment income 1 ..............           0.15        0.31        0.32         0.27         0.20         0.22         0.24
Net realized and unrealized
  gain (loss) ........................          (0.98)      (0.17)       0.02        (0.16)       (0.05)       (0.23)        0.24
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations ..............          (0.83)       0.14        0.34         0.11         0.15        (0.01)        0.48
                                             ---------------------------------------------------------------------------------------
Dividends from net
  investment income ..................          (0.14)      (0.29)      (0.31)       (0.28)       (0.21)       (0.22)       (0.25)
                                             ---------------------------------------------------------------------------------------
Net asset value, end of period .......       $   8.82    $   9.79    $   9.94    $    9.91    $   10.08    $   10.14    $   10.37
                                             =======================================================================================
====================================================================================================================================
Total Investment Return 2
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............          (8.56)% 3    1.43% 3     3.61%        1.07%        1.46%       (0.11)%       4.77%
                                             =======================================================================================
====================================================================================================================================
Ratios to Average Net Assets 4
------------------------------------------------------------------------------------------------------------------------------------
Total expenses, excluding
  reorganization expenses ............           1.73% 5     1.70% 5     1.67%        1.59%        1.61%        1.56%        1.61%
                                             =======================================================================================
Total expenses .......................           1.73% 5     1.70% 5     1.67%        1.59%        1.61%        1.56%        1.66%
                                             =======================================================================================
Net investment income ................           3.16% 5     3.40% 5     3.21%        2.67%        2.00%        2.12%        2.00%
                                             =======================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......       $ 26,992    $ 33,301    $ 42,358     $ 60,519     $ 97,090     $130,802     $139,688
                                             =======================================================================================
Portfolio turnover of the Portfolio ..            144% 6      230% 7      108%          80%          75%         107%         198%
                                             =======================================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.
6 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 104%.
7 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.


12            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Financial Highlights (continued)                  BlackRock Short-Term Bond Fund

                                         Investor C                                      Investor C1
                           ---------------------------------- ----------------------------------------------------------------------
                            Six Months    Period    Period    Six Months   Period
                              Ended       July 1,  October 2,   Ended      July 1,
                           November 30,   2007 to  2006 1 to  November 30, 2007 to                Year Ended June 30,
                               2008       May 31,  June 30,     2008       May 31,  ------------------------------------------------
                            (Unaudited)    2008     2007     (Unaudited)    2008      2007      2006      2005      2004      2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning
  of period ............... $   9.80   $   9.94   $  10.01    $   9.79   $   9.94  $   9.91  $  10.07  $  10.13  $  10.36  $  10.14
                            --------------------------------  ----------------------------------------------------------------------
Net investment
  income 2 ................     0.14       0.29       0.19        0.15       0.31      0.32      0.27      0.20      0.22      0.24
Net realized and
  unrealized gain
 (loss) ...................    (0.99)     (0.17)     (0.03)      (0.98)     (0.17)     0.04     (0.15)    (0.05)    (0.23)     0.23
                            --------------------------------  ----------------------------------------------------------------------
Net increase
  (decrease) from
  investment
  operations ..............    (0.85)      0.12       0.16       (0.83)      0.14      0.36      0.12      0.15     (0.01)     0.47
                            --------------------------------  ----------------------------------------------------------------------
Dividends from
  net investment
  income ..................    (0.13)     (0.26)     (0.23)      (0.14)     (0.29)    (0.33)    (0.28)    (0.21)    (0.22)    (0.25)
                            --------------------------------  ----------------------------------------------------------------------
Net asset value,
  end of period ........... $   8.82   $   9.80   $   9.94    $   8.82   $   9.79  $   9.94  $   9.91  $  10.07  $  10.13  $  10.36
                            ================================  ======================================================================

====================================================================================================================================
Total Investment Return 3
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ..    (8.73)% 4   1.21% 4    1.57% 4    (8.55)% 4   1.46%4    3.62%     1.17%     1.46%    (0.11)%    4.68%
                            ================================  ======================================================================
====================================================================================================================================
Ratios to Average Net Assets 5
------------------------------------------------------------------------------------------------------------------------------------
Total expenses, excluding
  reorganization expenses .     1.89% 6    2.04% 6    2.09% 6     1.70% 6    1.68% 6   1.66%     1.59%     1.60%     1.56%     1.61%
                            ================================  ======================================================================
Total expenses ............     1.89% 6    2.04% 6    2.09% 6     1.70% 6    1.68% 6   1.66%     1.59%     1.60%     1.56%     1.66%
                            ================================  ======================================================================
Net investment income .....     3.05% 6    3.14% 6    2.81% 6     3.17% 6    3.43% 6   3.24%     2.68%     2.01%     2.12%     2.37%
                            ================================  ======================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
period (000) .............. $ 53,522   $ 47,140   $ 23,886    $ 69,189   $ 89,055  $111,844  $142,083  $179,290  $239,263  $263,066
                            ================================  ======================================================================
Portfolio turnover of
  the Portfolio ...........      144% 7     230% 8     108%        144% 7     230% 8    108%       80%       75%      107%      198%
                            ================================  ======================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
6     Annualized.
7 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 104%.
8 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       13

Financial Highlights (concluded)                  BlackRock Short-Term Bond Fund

                                                                                    Class R
                                            ----------------------------------------------------------------------------------------
                                            Six Months     Period                                                        Period
                                               Ended       July 1,                                                      January 3,
                                            November 30,   2007 to                  Year Ended June 30,                 2003 1 to
                                               2008        May 31,   -------------------------------------------------   June 30,
                                            (Unaudited)     2008        2007         2006         2005         2004        2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ..........................       $   9.80    $   9.94    $   9.92    $   10.08    $   10.14    $   10.37    $   10.29
                                             ---------------------------------------------------------------------------------------
Net investment income 2 ..............           0.16        0.34        0.36         0.32         0.18         0.17         0.18
Net realized and
  unrealized gain (loss) .............          (0.99)      (0.16)       0.02        (0.16)        0.01        (0.11)        0.08
                                             ---------------------------------------------------------------------------------------
Net increase (decrease)
  from investment operations .........          (0.83)       0.18        0.38         0.16         0.19         0.06         0.26
                                             ---------------------------------------------------------------------------------------
Dividends from net
  investment income ..................          (0.15)      (0.32)      (0.36)       (0.32)       (0.25)       (0.29)       (0.18)
                                             ---------------------------------------------------------------------------------------
Net asset value, end
  of period ..........................       $   8.82    $   9.80    $   9.94    $    9.92    $   10.08    $   10.14    $   10.37
                                             =======================================================================================
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............          (8.52)% 3    1.80% 3     3.91%        1.58%        1.88%        0.56%        2.55% 3
                                             =======================================================================================
====================================================================================================================================
Ratios to Average Net Assets 4
------------------------------------------------------------------------------------------------------------------------------------
Total expenses, excluding
  reorganization expenses ............           1.44% 5     1.41% 5     1.30%        1.17%        1.19%        1.16%        1.19% 5
                                             =======================================================================================
Total expenses .......................           1.44% 5     1.41% 5     1.30%        1.17%        1.19%        1.16%        1.28% 5
                                             =======================================================================================
Net investment income ................           3.47% 5     3.70% 5     3.59%        3.15%        2.46%        2.42%        2.74% 5
                                             =======================================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......       $  7,376    $  7,861    $  8,882     $  4,350     $  4,477     $  2,387           -- 6
                                             =======================================================================================
Portfolio turnover of the Portfolio ..            144% 7      230% 8      108%          80%          75%         107%         198%
                                             =======================================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Aggregate total investment return.
4 Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.
5     Annualized.
6     Amount is less than $1,000.
7 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 104%.
8 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 13%.


14            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Notes to Financial Statements (Unaudited)         BlackRock Short-Term Bond Fund

1. Organization and Significant Accounting Policies:

BlackRock Short-Term Bond Fund (the "Fund"), a series of BlackRock Short-Term Bond Series, Inc. (the "Bond Fund"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Bond Fund is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all or a portion of its assets in Short-Term Bond Master Portfolio (the "Portfolio"), of Short-Term Bond Master LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at November 30, 2008 was 100%. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B, Investor C and Investor C1 Shares may be subject to a contingent deferred sales charge. Class R Shares are available only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C, Investor C1 and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C, Investor C1 and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment transactions in the Portfolio are accounted for on a trade date basis. The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 -- price quotations in active markets/exchanges for identical securities

      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Fund's investments:

--------------------------------------------------------------------------------
Valuation                                                         Investments in
Inputs                                                              Securities
--------------------------------------------------------------------------------
Level 1 ............................................                          --
Level 2 ............................................                $561,083,505
Level 3 ............................................                          --
--------------------------------------------------------------------------------
Total                                                               $561,083,505
                                                                    ============

Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended June 30, 2006 through June 30, 2007 and the period July 1, 2007 through May 31, 2008. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       15

Notes to Financial Statements (continued)         BlackRock Short-Term Bond Fund

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 (the "FSP"), "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161," was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities," to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Bond Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities). For such services the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the Fund's average daily net assets. Merrill Lynch & Co., Inc. ("Merrill Lynch"), a wholly owned subsidiary of Bank of America Corporation ("BAC"), and The PNC Financial Services Group, Inc. ("PNC") are the largest stockholders of BlackRock, Inc.

Effective October 1, 2008, the Bond Fund has entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, Inc. ("BII"), which replaced FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, the "Distributor") as the sole distributor of the Fund. FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., BII and BDI are affiliates of BlackRock, Inc. The service and distribution fees did not change as a result of this transaction.

Pursuant to the Distribution Plans adopted by the Bond Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                     Service      Distribution
                                                       Fee            Fee
--------------------------------------------------------------------------------
Investor A ...............................             0.25%            --
Investor B ...............................             0.25%          0.65%
Investor C ...............................             0.25%          0.75%
Investor C1 ..............................             0.25%          0.65%
Class R ..................................             0.25%          0.25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C, Investor C1, and Class R shareholders.

For the six months ended November 30, 2008, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $89,428. These amounts include payments to Hilliard Lyons, which was considered to be an affiliate for a portion of the period.

For the six months ended November 30, 2008, affiliates received contingent deferred sales charges of $18,179, $30,149 and $751 relating to transactions in Investor B, Investor C and Investor C1 Shares, respectively.

Furthermore, affiliates received contingent deferred sales charges of $998 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended November 30,


16            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Notes to Financial Statements (continued)         BlackRock Short-Term Bond Fund

2008, the Fund paid $614,391 in return for these services, which are a component of the transfer agent fees in the accompanying Statement of Operations.

The Fund may earn income on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. For the six months ended November 30, 2008, the Fund earned $179, which is included in income-affiliated in the Statement of Operations.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended November 30, 2008, the following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ............................................           $1,388
Investor A ...............................................           $2,821
Investor B ...............................................           $  565
Investor C ...............................................           $  385
Investor C1 ..............................................           $  826
Class R ..................................................           $   48
--------------------------------------------------------------------------------

Certain officers and/or directors of the Bond Fund are officers and/or directors of BlackRock, Inc. or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund's Chief Compliance Officer.

3. Capital Loss Carryforward:

On May 31, 2008, the Fund had capital loss carryforwards to offset future realized capital gains through the indicated year of expiration:

--------------------------------------------------------------------------------
                                                                   Capital Loss
Expires May 31,                                                    Carryforward
--------------------------------------------------------------------------------
2009 ....................................................          $ 1,140,537
2011 ....................................................              971,617
2012 ....................................................            1,630,307
2013 ....................................................            6,250,370
2014 ....................................................            2,851,962
2015 ....................................................            4,506,787
2016 ....................................................            3,529,920
                                                                   -----------
Total                                                              $20,881,500
                                                                   ===========

4. Capital Share Transactions:

Transactions in shares for each class were as follows:

                                                  Six Months Ended             Period July 1, 2007               Year Ended
                                                  November 30, 2008              to May 31, 2008                June 30, 2007
                                               ------------------------      ------------------------      ------------------------
                                                 Shares       Amount           Shares       Amount           Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................     1,068,084   $ 10,159,133      2,200,480   $ 21,894,170      3,882,332   $ 38,889,841
Shares issued to shareholders in
  reinvestment of dividends ..............       318,105      2,994,573        703,717      6,995,216        778,991      7,804,278
                                              -------------------------     -------------------------     -------------------------
Total issued .............................     1,386,189     13,153,706      2,904,197     28,889,386      4,661,323     46,694,119
Shares redeemed ..........................    (6,167,964)   (58,012,522)    (4,228,692)   (42,045,899)    (4,998,426)   (50,085,942)
                                              -------------------------     -------------------------     -------------------------
Net decrease .............................    (4,781,775)  $(44,858,816)    (1,324,495)  $(13,156,513)      (337,103)  $ (3,391,823)
                                              =========================     =========================     =========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion
  of shares ..............................     3,315,967   $ 31,442,671      7,578,148   $ 75,374,297      7,871,739   $ 78,746,999
Shares issued to shareholders in
  reinvestment of dividends ..............       539,866      5,061,874      1,043,146     10,361,692      1,017,022     10,181,373
                                              -------------------------     -------------------------     -------------------------
Total issued .............................     3,855,833     36,504,545      8,621,294     85,735,989      8,888,761     88,928,372
Shares redeemed ..........................    (5,083,821)   (48,527,108)    (4,730,910)   (46,987,766)    (7,051,933)   (70,623,994)
                                              -------------------------     -------------------------     -------------------------
Net increase (decrease) ..................    (1,227,988)  $(12,022,563)     3,890,384   $ 38,748,223      1,836,828   $ 18,304,378
                                              =========================     =========================     =========================


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       17

Notes to Financial Statements (concluded)         BlackRock Short-Term Bond Fund

                                                  Six Months Ended             Period July 1, 2007               Year Ended
                                                  November 30, 2008              to May 31, 2008                June 30, 2007
                                               ------------------------      ------------------------      ------------------------
                                                 Shares       Amount           Shares       Amount           Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................       338,747   $  3,188,142        302,027   $  2,997,999        382,971   $  3,826,348
Shares issued to shareholders in
  reinvestment of dividends ..............        33,427        312,635         79,414        787,241        115,734      1,156,044
                                              -------------------------     -------------------------     -------------------------
Total issued .............................       372,174      3,500,777        381,441      3,785,240        498,705      4,982,392
Shares redeemed and automatic
  conversion of shares ...................      (711,953)    (6,718,895)    (1,243,283)   (12,326,202)    (2,341,683)   (23,393,256)
                                              -------------------------     -------------------------     -------------------------
Net decrease .............................      (339,779)  $ (3,218,118)      (861,842)  $ (8,540,962)    (1,842,978)  $(18,410,864)
                                              =========================     =========================     =========================

                                                                                                            Period October 2, 2006*
                                                                                                               to June 30, 2007
                                                                                                           ------------------------
                                                                                                             Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................     3,084,881   $ 29,138,334      3,373,151   $ 33,495,381      2,588,797   $ 25,893,412
Shares issued to shareholders in
  reinvestment of dividends ..............        64,919        605,053         80,345        796,156         22,869        228,442
                                              -------------------------     -------------------------     -------------------------
Total issued .............................     3,149,800     29,743,387      3,453,496     34,291,537      2,611,666     26,121,854
Shares redeemed ..........................    (1,895,264)   (17,829,495)    (1,044,224)   (10,343,943)      (208,926)    (2,088,810)
                                              -------------------------     -------------------------     -------------------------
Net increase .............................     1,254,536   $ 11,913,892      2,409,272   $ 23,947,594      2,402,740   $ 24,033,044
                                              =========================     =========================     =========================

*     Commencement of operations.

                                                                                                                 Year Ended
                                                                                                                June 30, 2007
                                                                                                           ------------------------
                                                                                                             Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................        83,526   $    795,797        108,201   $  1,072,933      1,095,000   $ 10,911,973
Shares issued to shareholders in
  reinvestment of dividends ..............        98,211        918,846        231,364      2,293,336        322,310      3,219,362
                                              -------------------------     -------------------------     -------------------------
Total issued .............................       181,737      1,714,643        339,565      3,366,269      1,417,310     14,131,335
Shares redeemed ..........................    (1,430,315)   (13,505,294)    (2,500,710)   (24,790,133)    (4,497,738)   (44,899,591)
                                              -------------------------     -------------------------     -------------------------
Net decrease .............................    (1,248,578)  $(11,790,651)    (2,161,145)  $(21,423,864)    (3,080,428)  $(30,768,256)
                                              =========================     =========================     =========================
-----------------------------------------------------------------------------------------------------------------------------------
Class R
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ..............................       170,318   $  1,617,928        375,902   $  3,736,020        788,722   $  7,885,609
Shares issued to shareholders in
  reinvestment of dividends ..............        13,271        123,613         28,293        280,682         26,378        263,698
                                              -------------------------     -------------------------     -------------------------
Total issued .............................       183,589      1,741,541        404,195      4,016,702        815,100      8,149,307
Shares redeemed ..........................      (150,030)    (1,427,178)      (495,118)    (4,928,049)      (360,498)    (3,607,622)
                                              -------------------------     -------------------------     -------------------------
Net increase (decrease) ..................        33,559   $    314,363        (90,923)  $   (911,347)       454,602   $  4,541,685
                                              =========================     =========================     =========================

5. Subsequent Event:

On January 1, 2009, BAC announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.


18            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Portfolio Information November 30, 2008         Short-Term Bond Master Portfolio

                                                                      Percent of
Asset Mix                                                  Long-Term Investments
--------------------------------------------------------------------------------
Non-U.S. Government Agency Mortgage-Backed Securities .....................  30%
Asset-Backed Securities ...................................................  25
Corporate Bonds ...........................................................  17
U.S. Government Obligations ...............................................  13
U.S. Government Agency Mortgage-Backed Securities .........................  11
U.S. Government Agency Mortgage-Backed Securities --
  Collaterized Mortgage Obligations .......................................   3
Municipal Bonds ...........................................................   1
--------------------------------------------------------------------------------


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       19

Schedule of Investments November 30, 2008 (Unaudited)
                                                Short-Term Bond Master Portfolio
                                     (Percentages shown are based on Net Assets)

                                                           Par
Asset-Backed Securities                                   (000)        Value
===============================================================================
ACE Securities Corp. Series 2006-FM2 Class A2A,
  1.445%, 8/25/36 (a)                                  $ 3,409     $  3,092,404
AEP Texas Central Transition Funding Series 2006-A
  Class A2, 4.98%, 7/01/15                               6,425        6,396,060
Aegis Asset Backed Securities Trust Series 2006-1
  Class A1, 1.475%, 1/25/37 (a)                          1,845        1,719,724
American Express Issuance Trust Series 2008-2
  Class A, 4.02%, 1/18/11 (b)                            5,475        5,269,385
Ameriquest Mortgage Securities, Inc. Series
  2004-FR1 Class A5, 4.455%, 5/25/34 (a)                 7,255        6,708,802
Asset Backed Funding Certificates Series 2006-OPT2
  Class A3A, 1.455%, 10/25/36 (a)                        1,093        1,061,081
Capital Auto Receivables Asset Trust Series 2004-2
  Class D, 5.82%, 5/15/12 (c)                            1,250        1,223,254
Citibank Credit Card Issuance Trust Series 2006-A2
  Class A2, 4.85%, 2/10/11                               6,900        6,894,195
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3
  Class A3A, 1.455%, 5/25/37 (a)                         6,837        5,696,811
Countrywide Asset Backed Certificates (a):
    Series 2004-13 Class AF3, 3.989%, 2/25/31               94           93,688
    Series 2006-20 Class 2A1, 1.445%, 4/25/37            1,737        1,632,206
DaimlerChrysler Auto Trust Series 2006-C Class A3,
  5.02%, 7/08/10                                         2,590        2,570,196
First Horizon Asset Backed Securities Trust
  Series 2004-HE4 Class A2, 4.07%, 7/25/19               1,527        1,481,857
Ford Credit Auto Owner Trust Series 2008-A
  Class A3A, 3.96%, 4/15/12                              7,825        7,211,304
GCO Slims Trust Series 2006-1A Class NOTE,
  5.72%, 3/01/22 (c)                                     4,180        3,531,759
GSAA Trust Series 2004-10 Class AF2,
  4.22%, 8/25/34 (a)                                     1,019          971,741
GSAMP Trust Series 2005-AHL Class A3, 1.735%,
  4/25/35 (a)                                            2,028        1,807,759
HSI Asset Securitization Corp. Trust Series 2006-HE1
  Class 2A1, 1.445%, 10/25/36 (a)                        2,436        2,198,926
Honda Auto Receivables Owner Trust:
    Series 2006-1 Class A3, 5.07%, 2/18/10                 331          330,807
    Series 2006-3 Class A3, 5.115%, 10/15/10             2,945        2,925,486
JPMorgan Mortgage Acquisition Corp. Series 2007-CH5
  Class A2, 1.445%, 11/25/29 (a)                         5,494        4,814,640
Morgan Stanley ABS Capital I (a):
    Series 2007-HE2 Class A2A, 1.435%, 1/25/37           2,292        2,116,806
    Series 2007-HE6 Class A1, 1.455%, 5/25/37            4,346        3,897,039
National Collegiate Student Loan Trust (d):
    Series 2005-GT1 Class AIO, 6.75%, 12/25/09          33,293        2,247,259
    Series 2005-2 Class AIO, 7.73%, 3/25/12             16,400        1,571,940
PG&E Energy Recovery Funding LLC Series 2005-1
  Class A4, 4.37%, 6/25/14                               3,520        3,461,794
Popular ABS Mortgage Pass-Through Trust
  Series 2005-1 Class AF3, 4.142%, 5/25/35 (a)             940          905,087
Residential Asset Mortgage Products, Inc.
  Series 2003-RZ3 Class A6, 3.40%, 3/25/33               8,391        7,189,911
SLM Student Loan Trust (a):
    Series 2002-1 Class A2, 3.645%, 4/25/17              2,327        2,153,497
    Series 2002-4 Class A4, 2.959%, 3/15/17              3,840        3,581,196
    Series 2005-8 Class A2, 3.625%, 7/25/22              5,750        5,347,500
    Series 2008-5 Class A2, 4.635%, 10/25/16             8,775        8,449,518
    Series 2008-5 Class A3, 4.835%, 1/25/18              9,400        8,525,772
Securitized Asset Backed Receivables LLC Trust
  Series 2007-NC2 Class A2A, 1.435%, 1/25/37 (a)         2,402        2,116,535
Soundview Home Equity Loan Trust (a):
    Series 2003-2 Class A2, 3.249%, 11/25/33             5,707        3,773,356
    Series 2007-OPT3 Class 2A1, 1.455%, 8/25/37          2,786        2,550,563
USAA Auto Owner Trust Series 2006-1 Class A3,
  5.01%, 9/15/10                                         1,241        1,235,928
WFS Financial Owner Trust Series 2004-4 Class A4,
  3.44%, 5/17/12                                         5,060        4,889,621
Wells Fargo Home Equity Trust Series 2007-2
  Class A1, 1.485%, 4/25/37 (a)                          3,527        3,060,664
-------------------------------------------------------------------------------
Total Asset-Backed Securities -- 24.0%                              134,706,071
===============================================================================
Corporate Bonds
===============================================================================
Airlines -- 0.1%
American Airlines, Inc. Series 2003-1,
  3.857%, 1/09/12                                          489          415,292
-------------------------------------------------------------------------------
Beverages -- 0.2%
Bottling Group LLC, 6.95%, 3/15/14                       1,290        1,351,042
-------------------------------------------------------------------------------
Capital Markets -- 0.3%
Deutsche Bank AG, 5.375%, 10/12/12                       1,790        1,777,161
Lehman Brothers Holdings, Inc., 2.951%,
  5/25/10 (e)(f)                                         1,605          144,450
                                                                   ------------
                                                                      1,921,611
-------------------------------------------------------------------------------
Commercial Banks -- 2.0%
Fifth Third Bank, 4.20%, 2/23/10                         4,785        4,439,772
National City Bank, 4.15%, 8/01/09                       5,280        5,060,579
Wachovia Corp., 6.15%, 3/15/09                           1,500        1,492,427
                                                                   ------------
                                                                     10,992,778
-------------------------------------------------------------------------------
Communications Equipment -- 0.2%
Cisco Systems, Inc., 2.892%, 2/20/09 (a)                   955          952,978
-------------------------------------------------------------------------------
Consumer Finance -- 1.0%
HSBC Finance Corp., 4.125%, 12/15/08                     3,500        3,492,164
SLM Corp. Series A, 4%, 1/15/09                          2,055        2,010,920
                                                                   ------------
                                                                      5,503,084
-------------------------------------------------------------------------------
iversified Financial Services -- 3.9%
Bank of America Corp., 4.875%, 9/15/12                   2,255        2,182,680
Citigroup, Inc., 5.30%, 10/17/12                         1,850        1,688,574
General Electric Capital Corp.:
    3.323%, 11/01/12 (a)                                10,350        8,818,272
    Series A, 3.75%, 12/15/09                            2,700        2,670,635
JPMorgan Chase & Co.:
    5.60%, 6/01/11                                       3,750        3,706,909
    4.75%, 5/01/13                                       3,000        2,871,570
                                                                   ------------
                                                                     21,938,640
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 1.1%
AT&T Inc.:
    4.125%, 9/15/09                                      1,810        1,794,959
    4.95%, 1/15/13                                       3,250        3,064,523
Qwest Corp., 6.069%, 6/15/13 (a)                           250          175,000
Telefonica Emisiones SAU, 5.984%, 6/20/11                1,275        1,219,497
                                                                   ------------
                                                                      6,253,979
-------------------------------------------------------------------------------

See Notes to Financial Statements.


20            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Schedule of Investments (continued)             Short-Term Bond Master Portfolio
                                     (Percentages shown are based on Net Assets)

                                                           Par
Corporate Bonds (concluded)                               (000)        Value
===============================================================================
Electric Utilities -- 0.2%
Florida Power Corp., 6.65%, 7/15/11                    $ 1,325     $  1,374,554
-------------------------------------------------------------------------------
Food Products -- 0.2%
Kraft Foods, Inc., 5.625%, 8/11/10                       1,115        1,110,489
-------------------------------------------------------------------------------
Insurance -- 0.9%
Metropolitan Life Global Funding I, 5.125%,
  4/10/13 (c)                                            3,715        3,333,585
ZFS Finance (USA) (a)(c):
    Trust I, 6.15%, 12/15/65                             1,125          736,415
    Trust IV, 5.875%, 5/09/32                            1,900        1,133,578
                                                                   ------------
                                                                      5,203,578
-------------------------------------------------------------------------------
Media -- 2.0%
British Sky Broadcasting Group Plc, 8.20%, 7/15/09       2,825        2,805,281
Comcast Corp., 5.119%, 7/14/09 (a)                       3,970        3,831,875
News America, Inc., 6.75%, 1/09/38                       1,220        1,202,849
Time Warner Cable, Inc., 6.20%, 7/01/13                  3,600        3,303,516
                                                                   ------------
                                                                     11,143,521
-------------------------------------------------------------------------------
Multi-Utilities -- 1.9%
CenterPoint Energy Transition Bond Co. LLC
  Series A-2, 4.97%, 8/01/14                             6,350        6,202,490
Dominion Resources, Inc. Series D,
  5.125%, 12/15/09                                       2,000        1,946,590
Energy East Corp., 6.75%, 6/15/12                        2,650        2,626,879
                                                                   ------------
                                                                     10,775,959
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 1.0%
Anadarko Petroleum Corp., 3.20%, 9/15/09 (a)               790          757,207
Conoco Funding Co., 6.35%, 10/15/11                      2,775        2,851,423
XTO Energy, Inc., 5%, 8/01/10                            2,180        2,139,905
                                                                   ------------
                                                                      5,748,535
-------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 0.3%
Nationwide Health Properties, Inc., 6.59%, 7/07/38       1,400        1,182,231
Rouse Co. LP, 3.625%, 3/15/09                              815          244,500
                                                                   ------------
                                                                      1,426,731
-------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 0.6%
Sovereign Bancorp, Inc., 3.44%, 3/23/10 (a)              3,900        3,361,937
-------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.4%
Vodafone Group Plc, 3.369%, 2/27/12 (a)                  2,525        2,024,017
-------------------------------------------------------------------------------
Total Corporate Bonds -- 16.3%                                       91,498,725
===============================================================================
U.S. Government Agency
Mortgage-Backed Securities
===============================================================================
Fannie Mae Guaranteed Pass Through Certificates:
    5.00%, 12/15/38 (g)                                  6,100        6,140,028
    5.50%, 11/01/17 - 12/15/38 (g)                      24,603       25,111,065
    6.00%, 9/01/36/ - 12/15/38 (g)                      12,024       12,320,375
    6.50%, 8/01/32 - 8/01/34                             3,094        3,208,101
    7.50%, 9/01/35                                       2,626        2,763,298
    8.00%, 7/01/27 - 11/01/32                            2,354        2,495,646
Freddie Mac Mortgage Participation Certificates:
    5.50%, 10/01/17                                      1,351        1,380,317
    5.804%, 11/01/36                                     3,935        4,007,334
Ginnie Mae MBS Certificates, 4.75%, 11/20/34             2,591        2,548,431
-------------------------------------------------------------------------------
Total U.S. Government Agency
Mortgage-Backed Securities -- 10.7%                                  59,974,595
===============================================================================
U.S. Government Agency Mortgage-Backed
Securities -- Collateralized Mortgage Obligations
-------------------------------------------------------------------------------
Fannie Mae Trust:
    Series 360 Class 2, 5%, 8/01/35 (d)                 14,257        2,337,439
    Series 377 Class 2, 5%, 10/01/36 (d)                 5,632          931,087
    Series 2003-17 Class QR, 4.50%, 11/25/25               441          440,970
    Series 2003-67 Class GL, 3%, 1/25/25                   555          553,900
    Series 2006-25 Class TA, 6%, 11/25/29                4,301        4,386,179
    Series 2006-M2 Class A1A, 4.855%, 8/25/16 (a)        3,211        3,306,907
    Series 2007-22 Class SD, 4.008%, 3/25/37 (d)        16,680        1,264,598
    Series 2007-60 Class AX, 4.678%, 7/25/37 (d)         9,159          728,833
Freddie Mac Multiclass Certificates (d):
    Series 3249 Class SM, 4.136%, 12/15/36               8,047          688,478
    Series 3439 Class SB, 4.286%, 4/15/38                9,433          692,560
-------------------------------------------------------------------------------
Total U.S. Government Agency
Mortgage-Backed Securities --
Collateralized Mortgage Obligations -- 2.7%                          15,330,951
===============================================================================
Municipal Bonds
===============================================================================
Kentucky State Property and Buildings Commission,
  Lease Rental Revenue Bonds (Project Number 67),
  5.125%, 9/01/17                                        2,000        2,114,280
New York City, New York, City Transitional Finance
  Authority, Future Tax Secured Revenue Bonds,
  Series B, 6%, 5/15/10 (h)                              3,180        3,411,981
-------------------------------------------------------------------------------
Total Municipal Bonds -- 1.0%                                         5,526,261
===============================================================================
Non-U.S. Government Agency
Mortgage-Backed Securities
-------------------------------------------------------------------------------
Collateralized Mortgage Obligations -- 16.5%
American Home Mortgage Assets Series 2006-6
  Class A1A, 1.585%, 12/25/46 (a)                        7,974        3,153,429
American Home Mortgage Investment Trust Series
  2006-3 Class 11A1, 1.575%, 12/25/46 (a)                7,791        3,017,181
Banc of America Mortgage Securities Inc. Series
  2006-B Class 3A1, 6.149%, 11/20/36 (a)                 4,655        2,610,443
Bank of America Mortgage Securities Inc. Series
  2003-J Class 2A1, 5.295%, 11/25/33 (a)                 2,014        1,651,243
BlackRock Capital Finance LP Series 1997-R2
  Class AP, 10.539%, 12/25/35 (a)(c)(i)(j)                  56           56,143
Countrywide Home Loan Mortgage Pass-Through
  Trust Series 2005-HYB8 Class 2A1, 5.173%,
  12/20/35 (a)                                           3,570        1,963,822
Deutsche Alt-A Securities, Inc. Alternate Loan Trust
  Series 2006-AF1 Class A1, 1.475%, 4/25/36 (a)            412          395,649
GMAC Mortgage Corp. Loan Trust Series 2003-J10
  Class A1, 4.75%, 1/25/19                               3,789        3,433,610
GSR Mortgage Loan Trust Series 2005-AR1
  Class 2A1, 4.913%, 1/25/35 (a)                         7,962        4,698,736
Harborview Mortgage Loan Trust Series 2006-11
  Class A1A, 1.644%, 12/19/36 (a)                        3,659        1,512,643
Homebanc Mortgage Trust Series 2005-3 Class A1,
  1.635%, 7/25/35 (a)                                    6,799        3,878,041
Indymac Index Mortgage Loan Trust Series 2006-AR41
  Class A3, 1.575%, 2/25/37 (a)                          3,042        1,471,894
JPMorgan Mortgage Trust Series 2007-A1 Class 2A1,
  4.768%, 7/25/35 (a)                                    5,832        4,374,112
Luminent Mortgage Trust Series 2006-7 Class 1A1,
  1.575%, 12/25/36 (a)                                   3,770        1,526,279

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       21

Schedule of Investments (continued)             Short-Term Bond Master Portfolio
                                     (Percentages shown are based on Net Assets)

Non-U.S. Government Agency                                 Par
Mortgage-Backed Securities (continued)                    (000)           Value
===============================================================================
Ocwen Residential MBS Corp. Series 1998-R2
  Class AP, 6.92%, 11/25/34 (a)(c)                     $   126     $     82,049
Permanent Financing Plc Series 5 Class 3A,
  2.977%, 6/10/34 (a)                                    7,100        6,705,318
Permanent Master Issue Plc Series 2007-1
  Class 2A1, 4.31%, 1/15/16 (a)                          4,785        4,444,452
Residential Accredit Loans, Inc. Series 2006-QA9
  Class A1, 1.575%, 11/25/36 (a)                         3,526        1,494,292
Residential Asset Securitization Trust Series 2005-A5
  Class A12, 1.695%, 5/25/35 (a)                         2,821        1,742,037
Salomon Brothers Mortgage Securities VI, Inc.
  Series 1986-1 Class A, 6%, 12/25/11                        6            5,534
Structured Mortgage Asset Residential Trust
  Series 1991-1 Class H, 8.25%, 6/25/22                      5            5,040
SunTrust Adjustable Rate Mortgage Loan Trust
  Series 2007-2 Class 3A3, 5.711%, 4/25/37 (a)           5,846        3,689,073
Thornburg Mortgage Securities Trust (a):
    Series 2005-4 Class A4, 1.595%, 12/25/45             5,014        4,989,572
    Series 2006-4 Class A2B, 1.515%, 7/25/36             1,857        1,542,802
    Series 2007-1 Class A2B, 1.495%, 3/25/37             3,217        2,649,769
    Series 2007-2 Class A2A, 1.525%, 6/25/37             3,170        2,593,366
WaMu Mortgage Pass-Through Certificates (a):
    Series 2000-1 Class B1, 1.795%, 1/25/40 (c)(j)           4              642
    Series 2004-AR3 Class A1, 3.918%, 6/25/34           12,155        8,656,410
    Series 2005-AR12 Class 1A6, 4.835%,
      10/25/35                                           7,175        3,072,921
    Series 2007-HY3 Class 4A1, 5.349%, 3/25/37           6,755        4,120,803
Walsh Acceptance Series 1997-2 Class A,
  5.25%, 3/01/27 (a)                                        37            4,581
Wells Fargo Mortgage Backed Securities Trust :
    Series 2006-AR8 Class 2A1, 5.24%,
      4/25/36 (a)                                        7,326        3,713,479
    Series 2006-AR10 Class 2A1, 5.634%,
      7/25/36 (a)                                        5,603        2,929,608
    Series 2007-8 Class 2A7, 6%, 7/25/37                 7,066        6,243,040
                                                                   ------------
                                                                     92,428,013
-------------------------------------------------------------------------------
Commercial Mortgage-Backed Securities -- 12.6%
Bank of America Commercial Mortgage, Inc.
  Series 2000-1 Class A2A, 7.333%, 11/15/31 (a)          2,950        2,900,761
CS First Boston Mortgage Securities Corp.:
    Series 1999-C1 Class A2, 7.29%, 9/15/41              2,843        2,803,566
    Series 2002-CKS4 Class A1, 4.485%,
      11/15/36                                           2,458        2,236,329
    Series 2003-CPN1 Class ASP, 1.584%,
      3/15/35 (a)(d)                                    62,178          956,500
    Series 2004-C3 Class A2, 3.913%, 7/15/36             1,208        1,196,406
Chase Commercial Mortgage Securities Corp.
  Series 1999-2 Class A2, 7.198%, 1/15/32                3,620        3,536,627
Chase Manhattan Bank-First Union National Bank
  Series 1999-1 Class A2, 7.439%, 8/15/31 (a)            3,863        3,806,112
Citigroup Commercial Mortgage Trust Series 2007-C6
  Class A4, 5.889%, 12/10/49 (a)                         7,600        4,935,208
Commercial Mortgage Acceptance Corp.
  Series 1999-C1 Class A2, 7.03%, 6/15/31                1,517        1,499,885
GMAC Commercial Mortgage Securities, Inc.:
    Series 1999-C1 Class A2, 6.175%, 5/15/33 (a)           159          158,775
    Series 2001-C2 Class A2, 6.70%, 4/15/34              5,300        4,954,158
Greenwich Capital Commercial Funding Corp.
  Series 2002-C1 Class XP, 2.059%, 1/11/35 (a)(d)       37,280          664,004
JPMorgan Chase Commercial Mortgage
  Securities Corp. Series 2001-CIBC
  Class A3, 6.26%, 3/15/33                              11,952       11,211,537
LB Commercial Conduit Mortgage Trust
  Series 1999-C1 Class A2, 6.78%, 6/15/31               10,816       10,709,084
LB-UBS Commercial Mortgage Trust:
    Series 2002-C4 Class XCP, 1.475%,
      10/15/35 (a)(d)                                   59,742          653,801
    Series 2004-C4 Class A2, 4.567%, 6/15/29 (a)         3,361        3,304,351
    Series 2004-C7 Class A1, 3.625%, 10/15/29            1,909        1,859,615
Morgan Stanley Dean Witter Capital I
  Series 2000-LIF2 Class A2, 7.20%, 10/15/33             1,543        1,486,069
PNC Mortgage Acceptance Corp. Series 2000-C2
  Class A2, 7.30%, 10/12/33 (a)                          4,288        4,125,933
TIAA Retail Commercial Trust Series 2007-C4
  Class A1, 5.684%, 8/15/39 (a)                          5,686        5,130,771
Wachovia Bank Commercial Mortgage Trust
  Series 2006-C25 Class A4, 5.926%, 5/15/43 (a)          3,625        2,495,530
                                                                   ------------
                                                                     70,625,022
-------------------------------------------------------------------------------
Total Non-U.S. Government Agency
Mortgage-Backed Securities -- 29.1%                                 163,053,035
===============================================================================
U.S. Government Obligations
===============================================================================
Fannie Mae:
    2.875%, 10/12/10                                     8,230        8,309,000
    3.875%, 7/12/13                                      9,250        9,567,627
    6.25%, 2/01/11                                       1,505        1,573,357
Freddie Mac 5.75%, 1/15/12 (b)                          40,500       43,648,551
U.S. Treasury Notes:
    1.75%, 11/15/11                                      3,640        3,685,784
    2.75%, 10/31/13                                      2,857        2,970,163
    3.875%, 5/15/18                                      3,150        3,400,277
-------------------------------------------------------------------------------
Total U.S. Government Obligations -- 13.0%                           73,154,759
===============================================================================
Capital Trusts
===============================================================================
Capital Markets -- 0.2%
Goldman Sachs Capital III Series F, 2.973% (a)(k)        2,810          966,528
-------------------------------------------------------------------------------
Total Capital Trusts -- 0.2%                                            966,528
===============================================================================
Total Long-Term Investments
(Cost -- $619,282,111) -- 97.0%                                     544,210,925
===============================================================================
Short-Term Securities
===============================================================================
U.S. Government Agency Obligations -- 1.2%
Freddie Mac 1.28%, 12/02/08 (l)(m)                       6,900        6,899,760
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $6,899,760) -- 1.2%                                          6,899,760
===============================================================================

See Notes to Financial Statements.


22            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Schedule of Investments (continued)             Short-Term Bond Master Portfolio
                                     (Percentages shown are based on Net Assets)

Options Purchased                                Contracts (n)         Value
===============================================================================
Exchange-Traded Call Options
Euro-Dollar Future, expiring December 2008
  at USD 98.25                                             158     $     15,800
-------------------------------------------------------------------------------
Total Options Purchased
(Cost -- $22,207) -- 0.0%                                                15,800
===============================================================================
Total Investments Before Options Written and TBA
Sale Commitments (Cost -- $626,204,078*) -- 98.2%                   551,126,485
===============================================================================
Options Written
===============================================================================
Exchange-Traded Put Options
Euro-Dollar Future, expiring December 2008
  at USD 96.75                                              81           (1,519)
-------------------------------------------------------------------------------
Total Options Written
(Premiums Received -- $40,253) -- (0.0)%                                 (1,519)
===============================================================================
                                                           Par
TBA Sale Commitments                                      (000)
-------------------------------------------------------------------------------
Fannie Mae Guaranteed Pass Through Certificates:
    5.50%, 11/01/17 - 12/15/38                         $ 4,000       (4,072,544)
    6.00%, 9/01/36/ - 12/15/38                          12,100      (12,376,872)
    6.50%, 8/01/32 - 8/01/34                             3,100       (3,186,624)
-------------------------------------------------------------------------------
Total TBA Sale Commitments
(Proceeds -- $19,378,347) -- (3.5)%                                 (19,636,040)
===============================================================================
Total Investments, Net of Options Written and TBA
Sale Commitments -- 94.7%                                           531,488,926
Other Assets Less Liabilities -- 5.3%                                29,594,579
                                                                   ------------
Net Assets -- 100.0%                                               $561,083,505
                                                                   ============

-------------------------------------------------------------------------------

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes were as follows:

      Aggregate cost                                               $626,204,078
                                                                   ============
      Gross unrealized appreciation                                $  2,452,593
      Gross unrealized depreciation                                 (77,530,186)
                                                                   ------------
      Net unrealized depreciation                                  $(75,077,593)
                                                                   ============

(a)   Variable rate security. Rate shown is as of report date.
(b) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.
(e)   Issuer filed for bankruptcy and/or is in default of interest payments.
(f)   Non-income producing security.
(g) Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.
(h) U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      -------------------------------------------------------------------------
                                      Purchase     Sale      Realized
      Affiliate                         Cost       Cost        Gain      Income
      -------------------------------------------------------------------------
      BlackRock Capital Finance LP
        Series 1997-R2 Class AP,
        10.539%, 12/25/35               --       $1,863        $11       $1,653
      -------------------------------------------------------------------------
(j)   Security is fair valued.
(k)   Security is perpetual in nature and has no stated maturity date.
(l)   Rate shown is the yield to maturity as of the date of purchase.
(m) All or a portion of security has been pledged as collateral in connection with swaps.
(n)   One contract represents a notional amount of $2,500.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
o     Foreign currency exchange contracts as of November 30, 2008 were as follows:
      --------------------------------------------------------------------
      Currency         Currency            Settlement          Unrealized
      Purchased          Sold                 Date            Appreciation
      --------------------------------------------------------------------
      USD 530,463     EUR 415,000           12/10/08             $3,344
      --------------------------------------------------------------------
o Interest rate swap contracts outstanding as of November 30, 2008 were as follows:
      -------------------------------------------------------------------------
                                                 Notional
                                                  Amount            Unrealized
                                                   (000)           Depreciation
      -------------------------------------------------------------------------
      Pay a fixed rate of 4.055% and receive a floating rate based on 3-month LIBOR

      Broker, Credit Suisse International
        Expires November 2018                     $16,300          $(1,298,721)
      -------------------------------------------------------------------------

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       23

Schedule of Investments (concluded)             Short-Term Bond Master Portfolio

o     Financial futures contracts purchased as of November 30, 2008 were as follows:
--------------------------------------------------------------------------------
                                    Expiration          Face         Unrealized
Contracts       Issue     Exchange     Date            Value        Appreciation
--------------------------------------------------------------------------------
  249     2-Year U.S.
          Treasury Bond   Chicago  December 2008   $ 52,876,508       $1,498,867
  94      10-Year
          Australian
          Bond Future     Sydney   December 2008   $  6,554,964          302,958
  145     10-Year U.S.
          Treasury Bond   Chicago  December 2008   $ 17,482,216          336,925
  38      EuroBobl
          Future          Eurex    December 2008   $  5,240,294          288,629
  22      Euro Bund
          Future          Eurex    December 2008   $  3,184,883          210,332
  138     Euro-Schartz
          Future          Eurex    December 2008   $ 18,121,126          558,466
  952     2-Year U.S.
          Treasury Bond   Chicago  March 2009      $205,867,378          538,122
  41      Long-Gilt
          Future          LIFFE    March 2009      $  7,294,657           67,713
  7       Euro Dollar
          Future          Chicago  June 2010       $  1,687,634           23,954
  7       Euro Dollar
          Future          Chicago  September 2010  $  1,683,959           24,566
  7       Euro Dollar
          Future          Chicago  December 2010   $  1,680,459           23,254
--------------------------------------------------------------------------------
Total                                                                 $3,873,786
                                                                      ==========

o     Financial futures contracts sold as of November 30, 2008 were as follows:

-------------------------------------------------------------------------------
                                    Expiration          Face        Unrealized
Contracts       Issue     Exchange     Date            Value       Depreciation
-------------------------------------------------------------------------------
  326     5-Year U.S.
          Treasury Bond   Chicago  December 2008   $37,002,613     $ (1,903,450)
  63      10-Year U.S.
          Treasury Bond   Chicago  December 2008   $ 7,314,855         (427,254)
  10      30-Year U.S.
          Treasury Bond   Chicago  December 2008   $ 1,192,287          (93,338)
  33      Euro Dollar
          Future          Chicago  December 2008   $ 7,940,173         (134,515)
  187     10-Year U.S.
          Treasury Bond   Chicago  March 2009      $21,083,544       (1,537,612)
  42      Euro Dollar
          Future          Chicago  March 2009      $10,076,206         (222,194)
  26      Euro Dollar
          Future          Chicago  June 2009       $ 6,240,656         (134,219)
  26      Euro Dollar
          Future          Chicago  September 2009  $ 6,232,594         (139,681)
  26      Euro Dollar
          Future          Chicago  December 2009   $ 6,223,569         (141,881)
  37      Euro Dollar
          Future          Chicago  March 2010      $ 8,833,684         (223,454)
  11      Euro Dollar
          Future          Chicago  March 2011      $ 2,627,954          (44,909)
-------------------------------------------------------------------------------
Total                                                              $ (5,002,507)
                                                                   ============

o Effective June 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

      o Level 1 -- price quotations in active markets/exchanges for identical securities
      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Portfolio's investments:

-------------------------------------------------------------------------------
                                          Investments in        Other Financial
Valuation Inputs                            Securities             Instruments*
-------------------------------------------------------------------------------
Level 1 ........................          $  (1,092,766)          $  (1,114,440)
Level 2 ........................            532,510,626              (1,295,377)
Level 3 ........................                 56,785                      --
-------------------------------------------------------------------------------
Total                                     $ 531,474,645           $  (2,409,817)
                                          =====================================

* Other financial instruments are foreign currency exchange contracts, swaps, futures and options.

The following is a reconciliation of investments for unobservable inputs (Level
3) used in determining fair value:

-----------------------------------------------------------------------------
                                                                 Investments
                                                                in Securities
-----------------------------------------------------------------------------
Balance, as of June 1, 2008 ..................................       $ 58,018
Change in unrealized appreciation (depreciation) .............         (3,036)
Net purchases (sales) ........................................         (1,874)
Net realized gain ............................................             11
Net transfers into of Level 3 ................................          3,666
-----------------------------------------------------------------------------
Balance, as of November 30, 2008                                     $ 56,785
                                                                     ========

o     Currency Abbreviations:

EUR   Euro
USD   U.S. Dollar

See Notes to Financial Statements.


24            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Statement of Assets and Liabilities             Short-Term Bond Master Portfolio

November 30, 2008 (Unaudited)
================================================================================
Assets
--------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $626,148,277) ....  $ 551,070,342
Investments at value -- affiliated (cost -- $55,801) ...........         56,143
Unrealized appreciation on foreign currency exchange contracts .          3,344
Cash ...........................................................     23,204,678
Foreign currency at value (cost -- $2,072) .....................          1,788
Investments sold receivable ....................................     23,481,123
Interest receivable ............................................      4,450,829
Contributions receivable from investors ........................        947,287
Margin variation receivable ....................................        488,696
Paydowns receivable ............................................        425,605
Swaps receivable ...............................................          5,878
Prepaid expenses ...............................................         18,324
Other assets ...................................................          5,943
                                                                  -------------
Total assets ...................................................    604,159,980
                                                                  -------------
================================================================================
Liabilities
--------------------------------------------------------------------------------
TBA sale commitments (proceeds -- $19,378,347) .................     19,636,040
Options written at value (premium received -- $40,253) .........          1,519
Unrealized depreciation on swaps ...............................      1,298,721
Investments purchased payable ..................................     21,871,837
Investment advisory fees payable ...............................         99,487
Other accrued expenses payable .................................         98,252
Swaps payable ..................................................         13,999
Other affiliates payable .......................................          4,645
Officer's and Directors' fees payable ..........................            145
Other liabilities payable ......................................         51,830
                                                                  -------------
Total liabilities ..............................................     43,076,475
                                                                  -------------
Net Assets .....................................................  $ 561,083,505
                                                                  =============
================================================================================
Net Assets Consist of
--------------------------------------------------------------------------------
Investors' capital .............................................  $ 638,804,894
Net unrealized appreciation/depreciation .......................    (77,721,389)
                                                                  -------------
Net Assets .....................................................  $ 561,083,505
                                                                  =============

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       25

Statement of Operations                         Short-Term Bond Master Portfolio

                                                                    Six Months
                                                                      Ended
                                                                    November 30,
                                                                       2008
                                                                    (Unaudited)
================================================================================
Investment Income
--------------------------------------------------------------------------------
Interest ......................................................    $ 15,513,661
Income -- affiliated ..........................................           1,832
                                                                   ------------
Total income ..................................................      15,515,493
                                                                   ------------
================================================================================
Expenses
--------------------------------------------------------------------------------
Investment advisory ...........................................         668,468
Accounting services ...........................................         122,645
Custodian .....................................................          36,340
Professional ..................................................          23,655
Officer and Directors .........................................          15,506
Printing ......................................................           2,442
Miscellaneous .................................................          19,030
                                                                   ------------
Total expenses ................................................         888,086
                                                                   ------------
Net investment income .........................................      14,627,407
                                                                   ------------
================================================================================
Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) from:
  Investments (including $11 from affiliates) .................      (9,097,203)
  Futures and swaps ...........................................       7,004,339
  Foreign currency ............................................        (141,237)
  Options written .............................................          (6,366)
  TBA sale commitments ........................................         684,524
                                                                   ------------
                                                                     (1,555,943)
                                                                   ------------
Net change in unrealized appreciation/depreciation on:
  Investments .................................................     (59,735,386)
  Futures and swaps ...........................................      (3,151,830)
  Foreign currency ............................................        (167,338)
  Options written .............................................          47,011
  TBA sale commitments ........................................        (184,894)
                                                                   ------------
                                                                    (63,192,437)
                                                                   ------------
Total realized and unrealized loss ............................     (64,748,380)
                                                                   ------------
Net Decrease in Net Assets Resulting from Operations ..........    $(50,120,973)
                                                                   ============

See Notes to Financial Statements.


26            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Statements of Changes in Net Assets             Short-Term Bond Master Portfolio

                                                                                 Six Months            Period
                                                                                   Ended               July 1,
                                                                                 November 30,          2007 to         Year Ended
                                                                                    2008               May 31,          June 30,
Increase (Decrease) in Net Assets:                                               (Unaudited)            2008              2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income .....................................................     $  14,627,407      $  30,731,996      $  30,980,138
Net realized loss .........................................................        (1,555,943)        (1,371,193)        (7,047,013)
Net change in unrealized appreciation/depreciation ........................       (63,192,437)       (10,189,278)         9,238,509
                                                                                ---------------------------------------------------
Net increase (decrease) in net assets resulting from operations ...........       (50,120,973)        19,171,525         33,171,634
                                                                                ---------------------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ...............................................        76,342,005        138,570,800        165,796,615
Fair value of withdrawals .................................................      (149,855,748)      (149,724,799)      (201,097,486)
                                                                                ---------------------------------------------------
Net decrease in net assets derived from capital transactions ..............       (73,513,743)       (11,153,999)       (35,300,871)
                                                                                ---------------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ...................................      (123,634,716)         8,017,526         (2,129,237)
Beginning of period .......................................................       684,718,221        676,700,695        678,829,932
                                                                                ---------------------------------------------------
End of period .............................................................     $ 561,083,505      $ 684,718,221      $ 676,700,695
                                                                                ===================================================

See Notes to Financial Statements.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       27

Financial Highlights                            Short-Term Bond Master Portfolio

                                             Six Months    Period
                                               Ended       July 1,
                                             November 30,  2007 to                         Year Ended June 30,
                                                2008       May 31,     -------------------------------------------------------------
                                             (Unaudited)    2008           2007         2006         2005         2004         2003
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ................      (7.95)% 1    2.76% 1         5.03%        2.50%        2.80%        1.18%        6.05%
                                           ========================================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses excluding
  interest expense .....................       0.28% 2     0.28% 2         0.28%        0.28%        0.28%        0.28%        0.28%
                                           ========================================================================================
Total expenses .........................       0.28% 2     0.28% 2         0.28%        0.28%        0.28%        0.28%        0.28%
                                           ========================================================================================
Net investment income ..................       4.60% 2     4.83% 2         4.60%        4.00%        3.34%        3.39%        3.73%
                                           ========================================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ........   $561,084    $684,718        $676,701     $678,830     $726,534     $740,024     $739,334
                                           ========================================================================================
Portfolio turnover .....................        144% 3      230% 4          108%          80%          75%         107%         198%
                                           ========================================================================================

1     Aggregate total investment return.
2     Annualized.
3 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 104%.
4 Includes TBA transactions, excluding these transactions the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.


28            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Notes to Financial Statements (Unaudited)       Short-Term Bond Master Portfolio

1. Organization and Significant Accounting Policies:

Short-Term Bond Master Portfolio (the "Portfolio") is a series of Short-Term Bond Master LLC (the "Master LLC"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Portfolio:

Valuation of Investments: The Portfolio values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Master LLC's Board of Directors (the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Portfolio's pricing service, or through brokers. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day. TBA commitments are valued at the current market value of the underlying securities.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day's price will be used unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter ("OTC") options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Portfolio may engage in various portfolio investment strategies to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

o Foreign currency options and futures -- The Portfolio may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold. Such


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       29

Notes to Financial Statements (continued)       Short-Term Bond Master Portfolio

      transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio.

o Forward currency contracts -- A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Portfolio may enter into foreign currency contracts as a hedge against either specific transactions or portfolio positions. Foreign currency contracts, when used by the Portfolio, help to manage the overall exposure to the foreign currency backing some of the investments held by the Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

o Options -- The Portfolio may purchase and write call and put options. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

      When the Portfolio purchases (writes) an option, an amount equal to the premium paid (received) by the Portfolio is reflected as an asset and an equivalent liability. The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Portfolio writes a call option, such option is "covered," meaning that the Portfolio holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation. Certain call options are written as part of an arrangement where the counterparty to the transaction borrows the underlying security from the Portfolio in a securities lending transaction.

      In purchasing and writing options, the Portfolio bears the market risk of an unfavorable change in the price of the underlying security. Exercise of a written option could result in the Portfolio purchasing a security at a price different from the current market value. The Portfolio may execute transactions in both listed and OTC options. Transactions in certain OTC options may expose the Portfolio to the risk of default by the counterparty to the transaction.

o Swaps -- The Portfolio may enter into swap agreements, in which the Portfolio and the counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Portfolio are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risk involves the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and there may be unfavorable changes in interest rates and/or market values associated with these transactions.

      Credit default swaps -- The Portfolio may enter into credit default swaps for investment purposes or to manage its credit risk. Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place.

      Interest rate swaps -- The Portfolio may enter into interest rate swaps for investment purposes or to manage its interest rate risk. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time.

o Swaptions -- Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option.


30            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Notes to Financial Statements (continued)       Short-Term Bond Master Portfolio

Asset-Backed and Mortgage-Backed Securities: The Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Portfolio may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company's senior debt securities.

Collateralized Mortgage Obligations: The Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations ("CMOs"). These multiple class securities may be issued by GNMA, U.S. government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only ("IOs"), principal only ("POs"), planned amortization classes ("PACs") and targeted amortization classes ("TACs"). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

Dollar, Mortgage and Treasury Rolls: The Portfolio may sell mortgage-backed securities or U.S. Treasury securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Portfolio, and the income from these investments will generate income for the Portfolio.

These techniques involve the risk that the market value of the securities that the Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities. If investment performance of securities purchases with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of the Portfolio.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       31

Notes to Financial Statements (continued)       Short-Term Bond Master Portfolio

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Stripped Mortgage-Backed Securities: The Portfolio my invest in stripped mortgage-backed securities issued by the U.S. government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on IO's is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets and principal prepayments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO's. The Portfolio also may invest in stripped mortgage-backed securities that are privately issued.

TBA Commitments: The Portfolio may enter into to-be-announced ("TBA") commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Portfolio's other assets.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Portfolio segregates assets in connection with certain investments (e.g., TBAs beyond normal settlement, options, swaps, written options, forward foreign currency contracts or financial futures contracts), the Portfolio will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Portfolio may also be required to deliver or deposit securities as collateral from certain investments (e.g. financial futures contracts, swaps and written options).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recorded on the accrual basis. The Portfolio amortizes all premiums and discounts on debt securities.

Income Taxes: The Portfolio is classified as a "pass-through entity" for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses or realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required.

It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Portfolio are charged to that Portfolio. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Portfolio, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch"), a wholly owned subsidiary of Bank of America Corporation ("BAC"), and The PNC Financial Services Group, Inc. are the largest stockholders of BlackRock, Inc.


32            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Notes to Financial Statements (concluded)       Short-Term Bond Master Portfolio

The Advisor is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee at an annual rate of 0.21% of the average daily value of the Portfolio's net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc. ("BFM"), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolio to the Advisor.

For the six months ended November 30, 2008, the Portfolio reimbursed the Advisor $5,505 for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Portfolio has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended November 30, 2008, there were no securities lending fees paid to BIM.

The Portfolio may earn income on positive cash balances in demand deposit accounts. For the year ended October 31, 2008, the Portfolio earned $179, which is included in income -- affiliated in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates. The Portfolio reimburses the Advisor for compensation paid to the Master LLC's Chief Compliance Officer.

3. Investments:

Purchases and sales (including paydowns and TBA transactions), excluding short-term securities and U.S. government securities, for the six months ended November 30, 2008 were $439,618,711 and $467,075,194, respectively.

For the six months ended November 30, 2008, purchases and sales of U.S. government securities were $440,774,285 and $430,509,842, respectively.

Transactions in call options written for the six months ended November 30, 2008 were as follows:

--------------------------------------------------------------------------------
                                                                      Premiums
                                                         Contracts*   Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period ..............................          163   $     9,739
Options written ....................................           81     1,018,641
Options closed .....................................          (81)   (1,018,641)
Options expired ....................................         (163)       (9,739)
                                                         ======================
Outstanding call options written, end of period ....           --            --
                                                         ======================

Transactions in put options written for the six months ended November 30, 2008 were as follows:

--------------------------------------------------------------------------------
                                                                      Premiums
                                                         Contracts*   Received
--------------------------------------------------------------------------------
Outstanding put options written,
  beginning of period ............................            81    $    40,253
Options written ..................................            81      1,018,641
Options closed ...................................           (81)    (1,018,641)
                                                         ----------------------
Outstanding put options written, end of period ...            81    $    40,253
                                                         ======================

*     One contract represents a notional amount of $2,500.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expired November 2008 and was subsequently renewed until November 2009. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of 0.08% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Portfolio did not borrow under the credit agreement during the six months ended November 30, 2008.

5. Subsequent Event:

On January 1, 2009, BAC announced that it had completed its acquisition of Merrill Lynch, one of the largest stockholders of BlackRock, Inc.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       33

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the "Board," the members of which are referred to as "Directors") of BlackRock Short-Term Bond Fund (the "Fund") of BlackRock Short-Term Bond Series, Inc. (the "Bond Fund") and of Short-Term Bond Master Portfolio (the "Portfolioof Short-Term Bond Master LLC (the "Master LLC") met in April and June 2008 to consider the approval of the Fund's investment advisory agreement (the "Advisory Agreement") with BlackRock Advisors, LLC (the "Advisor"), the Master LLC's investment advisor. The Fund is a "feeder" fund that invests all of its assets in the Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Portfolio level. The Board also considered the approval of the subadvisory agreement (the "Subadvisory Agreement") between the Advisor and BlackRock Financial Management, Inc. (the "Subadvisor"). The Advisor and the Subadvisor are referred to herein as "BlackRock." For simplicity, the Fund, Bond Fund, Portfolio and Master LLC are referred to herein as the "Fund." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Directors are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Director. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates (the "Transaction"), the Fund entered into the Advisory Agreement with an initial two-year term and the Advisor entered into the Subadvisory Agreement with the Subadvisor with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Agreements' respective initial two-year term, the Board is required to consider the continuation of the Fund's Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund's Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions; (e) the Fund's compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agreements. At an in-person meeting held on June 5 - 6, 2008, the Fund's Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Advisor and BlackRock Financial Management, Inc. for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5 - 6, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information on the profitability of the


34            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients;
(d) a report on economies of scale; (e) sales and redemption data regarding the Fund's shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund's portfolio management team discussing Fund performance and the Fund's investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally and the Fund's portfolio management team, BlackRock's portfolio trading capabilities, BlackRock's use of technology, BlackRock's commitment to compliance and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the Fund's portfolio management team and BlackRock's ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund's performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper's rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund's applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted with favor that BlackRock had generally avoided significant credit quality and liquidity issues in the challenging fixed-income market that prevailed during the last 18 months. The Fund ranked in the second, third and third quartiles on a net basis against its Lipper peer universe for the one-, three- and-five year periods ended December 31, 2007, respectively. The Board expressed its concern with the Fund's longer-term performance, but noted more recent investment results have been encouraging. The Board discussed the processes and the resources dedicated to the management of the Fund with BlackRock's senior management and will continue its ongoing dialogue with BlackRock on the Fund's performance. There was discussion of the negative impact on performance of investment decisions in respect of duration, yield curve positioning and cash positions. The Board considered BlackRock's planned changes in its fixed-income organization.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the
Fund: The Board, including the Independent Directors, reviewed the Fund's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund's total expenses to those of other comparable funds. The Board considered the


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       35

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(concluded)

services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided to the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock's profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to partici pate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund's management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third-party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and trade execution practices throughout the year.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Advisor and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Advisor and BlackRock Financial Management, Inc. for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.


36            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and
  Member of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit
  Committee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O'Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard B. Surloff, Secretary

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche llp
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher llp
New York, NY 10019

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       37

Additional Information (concluded)

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery
2) Click on the applicable link and follow the steps to sign up
3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC votes proxies relating to securities held in the Fund's/Master LLC's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's/Master LLC's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's/Master LLC's Forms N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.


38            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology
  Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio+
BlackRock Income Builder Portfolio+
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government
  Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


            BLACKROCK SHORT-TERM BOND FUND            NOVEMBER 30, 2008       39

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Short-Term Bond Fund of
BlackRock Short-Term Bond Series, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                  #BR-3070-11/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: January 20, 2009


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Short-Term Bond Fund of BlackRock Short-Term Bond Series, Inc. and Short-Term Bond Master Portfolio of Short-Term Bond Master LLC

Date: January 20, 2009